Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of the components of the Company's intangible assets subject to amortization
The following tables summarize the components of intangible assets subject to amortization:

Year ended December 31, 2014	Emission Allowances	Development Rights	Customer Contracts	Customer Relationships	PPAs	Leasehold Rights	Other	Total
		(In millions)
January 1, 2014	$8	$4	$15	$66	$14	$—	$3	$110
Acquisition of Alta Wind Portfolio	—	—	—	—	1,091	86	—	1,177
Transfer of EME-NYLD-Eligible Assets	7	—	—	—	160	—	—	167
Other	1	—	—	—	4	—	—	5
December 31, 2014	16	4	15	66	1,269	86	3	1,459
Less accumulated amortization	—	(1)	(5)	(2)	(26)	(2)	—	(36)
Net carrying amount	$16	$3	$10	$64	$1,243	$84	$3	$1,423

Year ended December 31, 2013	Emission Allowances	Development Rights	Customer Contracts	Customer Relationships	PPAs	Leasehold Rights	Other	Total
	(In millions)
January 1, 2013	$8	$4	$15	$7	$4	$—	$3	$41
Business acquisition/transfer	—	—	—	59	10	—	—	69
December 31, 2013	8	4	15	66	14	—	3	110
Less accumulated amortization	—	(1)	(4)	(1)	(1)	—	—	(7)
Net carrying amount	$8	$3	$11	$65	$13	$—	$3	$103

Schedule of estimated amortization of NRG's intangible assets for each of the next five years	The following table presents estimated amortization of the Company's intangible assets for each of the next five years:

Year Ended December 31,	Total
(In millions)
2015	$58
2016	71
2017	71
2018	71
2019	72